Share-Based Compensation - Schedule of Stock Options Activity (Details) - USD ($)	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of options, Outstanding	85,421,374	85,476,124
Number of options, Granted
Number of options, Cancelled/Expired		(54,750)
Number of options, Exercised
Number of options, Outstanding	85,421,374	85,421,374
Number of options, Exercisable	84,951,211
Weighted average exercise price, Outstanding	$ 0.042	$ 0.047
Weighted average exercise price, Granted
Weighted average exercise price, Cancelled/Expired		6.710
Weighted average exercise price, Exercised
Weighted average exercise price, Outstanding	0.042	0.042
Weighted average exercise price, Exercisable	$ 0.042
Weighted average remaining life (years), Outstanding	4 years 9 months 22 days
Weighted average remaining life (years), Exercisable	4 years 9 months 15 days
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Exercisable
Non Qualified Stock Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of options, Outstanding	863,500	903,500
Number of options, Granted
Number of options, Cancelled/Expired	(500,000)	(40,000)
Number of options, Exercised
Number of options, Outstanding	363,500	863,500
Number of options, Exercisable	363,500
Weighted average exercise price, Outstanding	$ 0.316	$ 0.376
Weighted average exercise price, Granted
Weighted average exercise price, Cancelled/Expired	0.038	1.678
Weighted average exercise price, Exercised
Weighted average exercise price, Outstanding	0.697	0.316
Weighted average exercise price, Exercisable	$ 0.697
Weighted average remaining life (years), Outstanding	2 years 2 months 23 days
Weighted average remaining life (years), Exercisable	2 years 2 months 23 days
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Exercisable